Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended																	12 Months Ended
		Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Dividends Payable [Line Items]
Common shares, dividends declared (USD per share)																			$ 13.90		$ 4.90		$ 1.15
Dividends payable on common shares																			$ 7,972		$ 2,695
Dividends paid to common shareholders	[1]																		2,871		674		$ 234
Preferred stock dividends paid (USD per share)									$ 15.688377		$ 20.753157		$ 20.67700		$ 18.92463		$ 26.875
Dividends paid to preferred shareholders									$ 8		$ 10		$ 10		$ 10		$ 13		$ 0	[1]	8	[1]	43	[1]
O2025A
Dividends Payable [Line Items]
Common shares, dividends declared (USD per share)																			$ 13.50
O2024A
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)					$ 4.50
Dividends paid to common shareholders					$ 2,637
O2023A
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)										$ 0.75
Dividends paid to common shareholders										$ 439
O2025Q4
Dividends Payable [Line Items]
Common shares, dividends declared (USD per share)																			$ 0.10
O2025Q3
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)		$ 0.10
Dividends paid to common shareholders		$ 59
O2025Q2
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)			$ 0.10
Dividends paid to common shareholders			$ 58
O2025Q1
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)				$ 0.10
Dividends paid to common shareholders				$ 59
O2024Q4
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)					$ 0.10
Dividends paid to common shareholders					$ 58
O2024Q3
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)						$ 0.10
Dividends paid to common shareholders						$ 59
O2024Q2
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)							$ 0.10
Dividends paid to common shareholders							$ 58
O2024Q1
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)								$ 0.10
Dividends paid to common shareholders								$ 59
O2023Q4
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)										$ 0.10
Dividends paid to common shareholders										$ 59
O2023Q3
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)												$ 0.10
Dividends paid to common shareholders												$ 58
O2023Q2
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)														$ 0.10
Dividends paid to common shareholders														$ 59
O2023Q1
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)																$ 0.10
Dividends paid to common shareholders																$ 59
O2022Q4
Dividends Payable [Line Items]
Common stock dividends (in dollars per share)																		$ 0.10
Dividends paid to common shareholders																		$ 58
Common equities
Dividends Payable [Line Items]
Dividends payable on common shares											$ 498								$ 7,972		$ 2,695		$ 498
Common equities | O2025A
Dividends Payable [Line Items]
Dividends payable on common shares																			7,913
Common equities | O2025Q4
Dividends Payable [Line Items]
Dividends payable on common shares																			$ 59

[1]	See Note 14 – Dividends for further discussion.